Allocation of the Purchase Price for the Acquired Net Assets of CrowdCompass (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Jun. 12, 2012 CrowdCompass [Member]	Jun. 12, 2012 CrowdCompass [Member] Computer Software, Intangible Asset [Member]	Jun. 12, 2012 CrowdCompass [Member] Customer-Related Intangible Assets [Member]	Jun. 12, 2012 CrowdCompass [Member] Trademarks and Trade Names
Business Acquisition [Line Items]
Tangible assets			$ 296
Intangible Assets				1,400	550	180
Goodwill	12,505	12,505	5,081
Current liabilities			(688)
Deferred tax liability			(842)
Total consideration			$ 5,977